Critical accounting policies: key estimates and judgments (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2021
DisclosureCriticalAccountingPolicieskeyEstimatesAndJudgmentsLineItems [Line Items]
Key assumptions from the business management plan		Projections relating to the key assumptions are derived from the Strategic Plan and are consistent with market evidence, such as independent macro-economic forecasts, industry analysts and experts. Back testing analysis and feedback process in order to continually improve forecast techniques are also performed.
Medical cost, period of per capita health care benefits paid over used to project growth rates		5 years
Period of price inflation index		30 years
Property, plant and equipment [member]
DisclosureCriticalAccountingPolicieskeyEstimatesAndJudgmentsLineItems [Line Items]
Wrote off capitalized costs	$ 2,527